Principal Accounting Policies - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Assets [Abstract]
Short-term Investments	¥ 753,164	$ 118,188	¥ 31,530
Liabilities [Abstract]
Put right liabilities	96,911	$ 15,207	116,006
Fair Value, Recurring [Member]
Assets [Abstract]
Short-term Investments	753,164		31,530
Liabilities [Abstract]
Put right liabilities	96,911		116,006
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets [Abstract]
Short-term Investments	753,164		31,530
Liabilities [Abstract]
Put right liabilities	¥ 96,911		¥ 116,006